Share-based payments - Expense (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based payments
Expense from equity-settled share-based payment transactions	₽ 43	₽ 464	₽ 635